INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Raw materials	€ 142,430	€ 99,382
Semi-finished goods	145,459	121,201
Finished goods	386,773	319,992
Current inventories	674,662	540,575
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	150,868
Changes in other provisions [abstract]
Provision	79,855
Use and other changes	(42,973)
Balance at end of period	180,694	150,868
Provisions for slow moving and obsolete inventories
Reconciliation of changes in other provisions [abstract]
Balance at beginning of period	102,098	96,707
Changes in other provisions [abstract]
Provision	18,021	9,392	€ 21,155
Use and other changes	(9,156)	(4,001)
Balance at end of period	€ 110,963	€ 102,098	€ 96,707